S-K 1602, SPAC Registered Offerings	Dec. 05, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we have not completed our initial business combination within 24 months from the closing of this offering, or 27 months from the closing of this offering if we have executed a definitive agreement for our initial business combination within 24 months from the closing of this offering but have not completed our initial business combination within such 24-month period, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

We will seek to capitalize on the experience of our board of directors and CEO in the technology, art, financial services, and investment banking sectors, to identify, evaluate, acquire and operate a target business. Mr. Daniel Cohen, our CEO, has extensive experience in the technology sector, particularly financial technology, as well as extensive experience in operating financial services companies in a public company environment. Mr. Benjelloun-Touimi, a director nominee of the Company, has over 20 years of investment banking experience and is the founder of ARTEX, a multilateral trading venue for investing in masterpiece paintings. Ms. Katherine Fleming, a director nominee to be the Vice Chairman of the Company and the current CEO and President of the J. Paul Getty Trust, and the former Provost of New York University, has extensive financial and scholastic experience, including over 15 years of experience in arts and education leadership. If we elect to pursue an investment outside of the art technology industry, our management’s expertise related to that industry may not be directly applicable to its evaluation or operation, and the information contained in this prospectus regarding that industry might not be relevant to an understanding of the business that we elect to acquire.

Market Opportunity

The art technology sector is experiencing rapid expansion as it intersects with innovation, digital transformation, and consumer engagement. While traditional art markets exist, the integration of technology has democratized access, enhanced creation, and revolutionized how art is consumed and appreciated worldwide.

•        Design Influence:    The fusion of design and technology has reshaped art consumption, creating environments blending aesthetics and functionality. This demand for customizable, immersive experiences is expected to drive significant growth in design-centric platforms.

•        Art Finance Growth:    The rise of art finance, including fractional ownership and art-backed loans, broadens the market’s reach. By lowering investment barriers, digital platforms enhance liquidity and facilitate global participation.

•        Expanding and Diversified TAM:    The global art market size is approximately $57.5 billion annually, with digital art and technology sectors experiencing a growing segment. The digital art market size grew to approximately $12 billion in 2023, with adoption by blockchain, augmented reality (AR), virtual reality (VR), and AI-powered creation.[1,2]

•        Proven Monetization Strategies:    Art technology platforms generate revenue through diverse channels, such as subscriptions, licensing, and premium features. This variety, alongside innovative financing, contributes to sustainable revenue models.

•        Leveraging Innovations and Market Leaders:    The sector’s evolution is driven by advances in AR, VR, blockchain, and AI. Companies pioneering these technologies are reshaping traditional boundaries and expanding access to dynamic art markets.

We believe that our platform is strategically positioned to capitalize on this momentum by consolidating high-impact, innovative companies within this fragmented and rapidly evolving market.

1        https://theartmarket.artbasel.com/the-art-market-2023/global-market?

2        https://www.zionmarketresearch.com/report/digital-art-market?

Acquisition Criteria

We have identified the following criteria that we intend to use in evaluating business transaction opportunities. We expect that no individual criterion will entirely determine a decision to pursue a particular opportunity. Further, any particular business transaction opportunity which we ultimately determine to pursue may not meet one or more of these criteria:

•        Recurring revenue.    We will seek to acquire one or more businesses or assets that have a history of, or potential for, strong, sustainable recurring and predictable revenue streams.

•        Strong management team.    We will seek to acquire one or more businesses or assets that have strong, experienced management teams or those that provide a platform for us to assemble an effective and experienced management team. We will focus on management teams with a proven track record of driving revenue growth, enhancing profitability and creating value for their shareholders.

•        Opportunities for add-on acquisitions.    We will seek to acquire one or more businesses or assets that we can grow both organically and through acquisitions. In addition, we believe that our ability to source proprietary opportunities and execute transactions will help the business we acquire grow through acquisition, and thus serve as a platform for further add-on acquisitions.

•        Differentiated business niche.    We will seek to acquire on one or more businesses or assets that have a leading or niche market position and that demonstrate advantages when compared to their competitors, which may help to create barriers to entry against new competitors. We anticipate that these barriers to entry will enhance the ability of these businesses or assets to generate strong profitability and free cash flow.

•        Diversified customer and supplier base.    We will seek to acquire one or more businesses or assets that have a diversified customer and supplier base, which are generally better able to endure economic downturns, industry consolidation, changing business preferences and other factors that may negatively impact their customers, suppliers and competitors.

Competitive Strengths

We believe we have the following competitive strengths:

•        Management Operating and Investing Experience.    Our directors and our CEO have significant combined experience in technology, art, financial services, and investment banking. Mr. Cohen, our CEO, has extensive experience in the technology sector, particularly financial technology, as well as extensive experience in operating financial services companies in a public company environment. Mr. Benjelloun-Touimi, a director nominee of the Company, has over 20 years of investment banking experience and is the founder of ARTEX, a multilateral trading venue for investing in masterpiece paintings by the world’s greatest artists. Ms. Fleming, director nominee to be the Vice Chairman of the Company, and the current CEO and President of the J. Paul Getty Trust, and the former Provost of New York University, has extensive financial and scholastic experience, including over 15 years of experience in arts and education leadership. We believe that this experience provides us with a competitive advantage in evaluating businesses and acquisition opportunities in our target industries.

•        Established Deal Sourcing Network.    As a result of their extensive experience in the art, technology, and investment banking industries, our team has developed a broad array of contacts within the art technology sector. We believe that these contacts will be important in generating acquisition opportunities for us.

•        Strong Financial Position and Flexibility.    With a trust account initially in the amount of $220,000,000 and a public market for our ordinary shares, we offer a target business a variety of options to facilitate a future business transaction and fund the growth and expansion of business operations. Because we are able to consummate an initial business transaction using our equity, debt, cash or a combination of the foregoing, we have the flexibility to design an acquisition structure to address the needs of the parties. We have not, however, taken any steps to secure third party financing and would expect to do so only in connection with the consummation of our initial business transaction. Accordingly, our flexibility in structuring an initial business transaction may be constrained by our ability to arrange third-party financing, if required.

•        Status as a Public Company.    We believe our structure will make us an attractive business transaction partner to prospective target businesses. As an existing public company, we will offer a target business an alternative to the traditional initial public offering through a merger or other business transaction with us. In this situation, the owners of the target business would exchange their shares of stock, shares or other equity interests in the target business for our shares. Once public, we believe the target business would have greater access to capital and additional means of creating management incentives that are better aligned with shareholders’ interests than it would as a private company. We believe that being a public company can also augment a company’s profile among potential new customers and vendors and aid it in attracting and retaining talented employees.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to consummate an initial business combination within 24 months from the closing of this offering
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution, and those securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders upon completion of our initial business combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of permitted withdrawals) divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, placement shares and any public shares they may hold in connection with the completion of our initial business combination. However, our sponsor, officers and directors will be entitled to redemption rights with respect to any public shares held by them if we fail to consummate a business combination or liquidate within the completion window. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. Regardless of the number of units, if any, the non-managing sponsor investors purchase in this offering, they will have different interests than our other public shareholders, and will be incentivized to vote their public shares in favor of a business combination due to their indirect ownership through the sponsor of founder shares, and placement shares and placement warrants issued as part of the placement units, as further discussed in this prospectus.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Under Nasdaq rules, asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange listing requirements and we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other legal reasons.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

•        file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our Class A ordinary shares in the open market if we elect to redeem our public shares through a tender offer, to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than the number of public shares we are permitted to redeem. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

•        file proxy materials with the SEC.

We expect that a final proxy statement would be mailed to public shareholders at least 20 days prior to the shareholder vote. However, we expect that a draft proxy statement would be made available to such shareholders well in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we currently intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our Nasdaq listing or Exchange Act registration.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section entitled “Dilution” for more information.

As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.04	$6.39	$3.61	$5.36	$4.64	$3.50	$6.50	$(0.81)	$10.81

Assuming No Exercise of Over-Allotment Option
$7.03	$6.38	$3.62	$5.35	$4.65	$3.52	$6.48	$(0.71)	$10.71

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Art Technology Sponsor, LLC or Art Technology Advisors, LLC	$30,000 per month	Office space, administrative and shared personnel support services
	8,708,333 Class B Ordinary Shares(1)	$25,000
	550,000 Placement Units to be purchased simultaneously with the closing of this offering(2)	$5,500,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	Working capital loans, $2.5 million of which loans may be convertible into units at the business combination at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
R. Maxwell Smeal	Up to $12,500 per month	Serving as our Chief Financial Officer
Emmanuelle Cohen	Up to $8,333 per month	Serving as our Chief Operating Officer
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Art Technology Sponsor, LLC or Art Technology Advisors, LLC, our officers, directors or advisors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

(1)     Of the Class B Ordinary Shares, the non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,750,000 Class B Ordinary Shares, at a purchase price of $0.005 per share.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 550,000 placement units ($5,500,000 in the aggregate) at a price of $10.00 per unit (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the warrants included in the units we are offering pursuant to this prospectus or the placement warrants, and the pro forma net tangible book value per Class A ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, including the placement warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 22,000,000 Class A ordinary shares (or 25,300,000 Class A ordinary shares if the over-allotment option is exercised in full) and 8,708,333 founder shares (up to 1,100,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-for-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.04	7.05	6.39	6.40	5.36	5.37	3.53	3.51	(0.70)	(0.80)
Pro forma net tangible book value after this offering and the sale of the placement shares	7.03	7.04	6.38	6.39	5.35	5.36	3.52	3.50	(0.71)	(0.81)
Dilution to public shareholders	$2.97	$2.96	$3.62	$3.61	$4.65	$4.64	$6.48	$6.50	$10.71	$10.81
Percentage of dilution to public shareholders	29.70%	29.60%	36.20%	36.10%	46.50%	46.40%	64.80%	65.00%	107.10%	108.10%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(69,346)	$(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)
Net proceeds from this offering and the sale of the placement shares(1)	223,100,000	256,100,000	223,100,000	256,100,000	223,100,000	256,100,000	223,100,000	256,100,000	223,100,000	256,100,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	45,637	45,637	45,637	45,637	45,637	45,637	45,637	45,637	45,637	45,637
Less: Deferred underwriting commissions(4)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000
Less: Overallotment liability	(246,300)	—	(246,300)	—	(246,300)	—	(246,300)	—	(246,300)	—
Less: Amounts paid for redemptions(2)	—	—	(55,000,000)	(63,250,000)	(110,000,000)	(126,500,000)	(165,000,000)	(189,750,000)	(220,000,000)	(253,000,000)
	$214,029,991	$245,296,291	$159,029,991	$182,046,291	$104,029,991	$118,796,291	$49,029,991	$55,546,291	$(5,970,009)	$(7,703,709)
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333
Ordinary shares forfeited if over-allotment is not exercised	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—
Ordinary shares offered and sale of placement shares	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000
Less: Ordinary shares redeemed	—	—	(5,500,000)	(6,325,000)	(11,000,000)	(12,650,000)	(16,500,000)	(18,975,000)	(22,000,000)	(25,300,000)
Placement shares	825,000	825,000	825,000	825,000	825,000	825,000	825,000	825,000	825,000	825,000
	30,433,333	34,833,333	24,933,333	28,508,333	19,433,333	22,183,333	13,933,333	15,858,333	8,433,333	9,533,333

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $4,400,000 in the aggregate, payable to Clear Street (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ over-allotment option and $0.60 per unit on units sold pursuant to the underwriters’ over-allotment option, or $8,800,000 in the aggregate or up to an additional $1,980,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to Clear Street, for deferred underwriting commissions. See also “Underwriting” for a description of underwriting compensation payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and other transactions with respect to our securities.”

(4)      We note that up to 75% of our deferred underwriting commissions shall be due and payable in our own sole discretion. Since this is not decided upon at the time of this registration filing, the full deferred underwriting commissions is presented.